Financial instruments - North american natural gas forward contracts (Details) MMBTU in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) MMBTU	Dec. 31, 2022 USD ($) MMBTU
Accumulated other comprehensive income
Disclosure of financial assets [line items]
Reclassification of hedge gain (loss) in cash flow hedge	$ (22,500,000)	$ 55,000,000
North american natural gas forward contract
Disclosure of financial assets [line items]
Hedge ineffectiveness	$ 0	$ 0
North american natural gas forward contract | Cash flow hedges
Disclosure of financial assets [line items]
Hedging instrument, energy (in mmbtu) | MMBTU	347,190	307,900
Notional amount	$ 1,183,319,000	$ 1,014,264,000
Assets, fair value	29,925,000	316,008,000
North american natural gas forward contract | Cash flow hedges | Other current assets
Disclosure of financial assets [line items]
Assets, fair value	470,000	32,768,000
North american natural gas forward contract | Cash flow hedges | Other non-current assets
Disclosure of financial assets [line items]
Assets, fair value	120,638,000	289,979,000
North american natural gas forward contract | Cash flow hedges | Other current liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	(60,532,000)	(317,000)
North american natural gas forward contract | Cash flow hedges | Other long-term liabilities
Disclosure of financial assets [line items]
Liabilities, fair value	$ (30,651,000)	$ (6,422,000)
North american natural gas forward contract | Cash flow hedges | Bottom of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy annualized (in mmbtu) | MMBTU	50	50
North american natural gas forward contract | Cash flow hedges | Top of range
Disclosure of financial assets [line items]
Hedging instrument, daily energy annualized (in mmbtu) | MMBTU	170	150